Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2021 SEK (kr)
USD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	kr 78.9
Sales transaction exposure	36.1
Sales net exposure	115.0
Cost translation exposure	(45.2)
Cost transaction exposure	(53.0)
Cost net exposure	(98.2)
EUR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	28.3
Sales transaction exposure	9.5
Sales net exposure	37.8
Cost translation exposure	(22.4)
Cost transaction exposure	3.8
Cost net exposure	(18.6)
JPY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	13.4
Sales net exposure	13.4
Cost translation exposure	(5.2)
Cost net exposure	(5.2)
CAD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	4.5
Sales net exposure	4.5
Cost transaction exposure	0.3
Cost net exposure	0.3
CNY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.1
Sales net exposure	7.1
Cost translation exposure	(6.5)
Cost transaction exposure	1.4
Cost net exposure	(5.1)
TWD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	5.5
Sales net exposure	5.5
Cost translation exposure	(2.4)
Cost net exposure	(2.4)
INR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.4
Sales transaction exposure	(0.4)
Sales net exposure	7.0
Cost translation exposure	(4.4)
Cost transaction exposure	0.2
Cost net exposure	(4.2)
GBP [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.6
Sales transaction exposure	(0.9)
Sales net exposure	6.7
Cost translation exposure	(6.2)
Cost transaction exposure	(0.2)
Cost net exposure	(6.4)
AUD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	7.6
Sales transaction exposure	(0.6)
Sales net exposure	7.0
Cost translation exposure	(5.0)
Cost transaction exposure	0.4
Cost net exposure	kr (4.6)